Nature of Operations	12 Months Ended
Jun. 30, 2022
Nature Of Operations Information [Abstract]
Nature of Operations	NATURE OF OPERATIONS
Absolute Software Corporation (the “Company”) was incorporated under the predecessor statute of the British Columbia Business Corporation Act on November 24, 1993. The Company’s principal business activity is the development, marketing, and provision of software services that support the management and security of computing devices, applications, data, and networks for a variety of organizations in various global territories.
On July 1, 2021, the Company completed its acquisition of NetMotion Software, Inc. (“NetMotion”).
The Company’s head office and principal address is Suite 1400, Four Bentall Centre, 1055 Dunsmuir Street, PO Box 49211, Vancouver, British Columbia, Canada, V7X 1K8. The Company’s common shares are listed and posted for trading on the Toronto Stock Exchange (the “TSX”) and the Nasdaq Global Select Market (“Nasdaq”) under the ticker symbol “ABST”.